Adjusted Cash Flow and Free Cash Flow - Free Cash Flow (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjusted Cash Flow and Free Cash Flow
Net cash from operating activities	£ 600	£ 563	£ 548
Purchase of property, plant, equipment and intangible fixed assets	(190)	(160)
Capital element of lease payments and initial direct costs incurred	(104)	(88)	(83)
Proceeds from sale of property, plant, equipment and software	5	7	6
Cash impact of one-off and adjusting items	59	27	7
Dividends received from associates	4	4	12
Free Cash Flow	£ 374	£ 353	£ 337